Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the carrying value of Blair's assets as of August 31, 2016, and the allocation of the cash consideration payable:

Net assets of Hi-Crush Blair LLC as of August 31, 2016:
Cash	$75
Inventories	6,310
Prepaid expenses and other current assets	360
Due from Hi-Crush Partners LP	406
Property, plant and equipment	125,565
Other assets	700
Accounts payable	(5,653)
Accrued liabilities and other current liabilities	(2,269)
Due to sponsor	(311)
Due to Hi-Crush Partners LP	(1,240)
Asset retirement obligation	(380)
Total carrying value of Blair's net assets	$123,563

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Blair Contribution	$125,571
Excess purchase price over the acquired interest (a)	(45,571)
Cost of Blair acquisition	$80,000
(a) The deemed contribution attributable to the purchase price was allocated to the common unitholders and excludes the $5,000 estimated fair value of contingent consideration payable in the future.
The following table summarizes the carrying value of Augusta's assets as of April 28, 2014, and the allocation of the cash consideration paid:

Net assets of Hi-Crush Augusta LLC as of April 28, 2014:
Cash	$1,035
Accounts receivable	9,816
Inventories	4,012
Prepaid expenses and other current assets	114
Due from Hi-Crush Partners LP	1,756
Property, plant and equipment	84,900
Accounts payable	(3,379)
Accrued liabilities and other current liabilities	(2,926)
Due to sponsor	(4,721)
Asset retirement obligation	(2,993)
Total carrying value of Augusta's net assets	$87,614

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Augusta Contribution	$35,951
Less: Carrying value of 2% of non-controlling interest retained by sponsor	(1,752)
Purchase price allocated to non-controlling interest acquired	34,199
Excess purchase price over the historical cost of the acquired non-controlling interest (a)	190,051
Cost of Augusta acquisition	$224,250
(a) The deemed distribution attributable to the excess purchase price was allocated to the common and subordinated unitholders based on the respective number of units outstanding as of April 28, 2014.

Business Acquisition, Recast Financial Information
The following tables present, on a supplemental basis, our recast revenues, net income (loss), net income (loss) attributable to Hi-Crush Partners LP, and net income (loss) per limited partner unit giving effect to the Augusta Contribution, Blair Contribution and Whitehall Contribution, as reconciled to the revenues, net income (loss), net income (loss) attributable to Hi-Crush Partners LP, and net income (loss) per limited partner unit.

	Year Ended December 31, 2016
	Partnership Historical	Blair through August 31, 2016	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$204,430	$13,761	$8,275	$(22,036)	$204,430
Net income (loss)	$(81,412)	$716	$(3,778)	$(45)	$(84,519)
Net income (loss) attributable to Hi-Crush Partners LP	$(81,313)	$716	$(3,877)	$(45)	$(84,519)
Net loss per limited partner unit - basic	$(1.64)				$(1.71)

	Year Ended December 31, 2015
	Partnership Historical	Blair	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$339,640	$—	$33,217	$(33,217)	$339,640
Net income (loss)	$28,410	$(2,619)	$1,645	$286	$27,722
Net income (loss) attributable to Hi-Crush Partners LP	$28,265	$(2,619)	$1,790	$286	$27,722
Net income per limited partner unit - basic	$0.73				$0.71

	Year Ended December 31, 2014
	Partnership Historical	Augusta	Blair	Whitehall and Other Assets	Eliminations	Partnership Recast (Supplemental)
Revenues	$365,347	$25,356	$—	$23,705	$(27,861)	$386,547
Net income (loss)	$120,484	$11,398	$(105)	$10,620	$(8,456)	$133,941
Net income (loss) attributable to Hi-Crush Partners LP	$119,941	$11,398	$(105)	$11,575	$(8,456)	$133,941
Net income per limited partner unit - basic	$3.09					$3.30